Average Annual Total Returns - VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO - VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO - VIP Dynamic Capital Appreciation Portfolio
Apr. 29, 2023
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(20.87%)
Past 5 years	10.27%
Past 10 years	12.45%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(20.94%)
Past 5 years	10.16%
Past 10 years	12.34%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(21.05%)
Past 5 years	10.00%
Past 10 years	12.18%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%